Guarantees, commitments and risks (Details 3) - EUR (€) € in Thousands		Dec. 31, 2018	Dec. 31, 2017
Commercial Exposure Risk [Member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Value at risk	[1]	€ 7,500	€ 5,150
Commercial Exposure Risk [Member] | Top of range [member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Value at risk	[1]	18,600	21,140
Commercial Exposure Risk [Member] | Bottom of range [member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Value at risk	[1]	6,790	5,150
Commercial Exposure Risk [Member] | Average [Member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Value at risk	[1]	11,040	12,240
Trading [Member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Value at risk	[2]	270	660
Trading [Member] | Top of range [member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Value at risk	[2]	2,280	2,290
Trading [Member] | Bottom of range [member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Value at risk	[2]	260	210
Trading [Member] | Average [Member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Value at risk	[2]	€ 730	€ 790

[1]	Refers to the Gas & LNG Marketing Power business line (risk exposure from Refining & Marketing business line and Gas & Power Division), Eni Trading & Shipping commercial portfolio, operating branches outside Italy pertaining to the Divisions and from October 2016 the Gas and Luce Business line. For the gas&power business lines, following the approval of the Eni’s Board of Directors on December 12, 2013, VaR is calculated on the so-called Statutory view, with a time horizon that coincides with the year considering all the volumes delivered in the year and the relevant financial hedging derivatives. Consequently, in the year the VaR pertaining to GLP and EGL presents a decreasing trend following the progressive reaching of the maturity of the positions within the annual horizon.
[2]	Cross-commodity proprietary trading, both for commodity contracts and financial derivatives, refers to Eni Trading & Shipping SpA (London-Bruxelles-Singapore) and Eni Trading & Shipping Inc (Houston).